Financial Instruments (Details Narrative) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Fair Value Disclosures [Abstract]
Margin Deposit Assets	$ 4,470	$ 4,270
Accumulated income/(loss) from Derivatives designated as Hedging instruments	$ (2,371)	$ (1,886)